Filed pursuant to Rule 497(e)
File Nos. 333-17391; 811-07959

VegTechTM Plant-based Innovation & Climate ETF

(EATV)
Listed on NYSE Arca, Inc.

Supplement dated August 1, 2024 to the
Statutory Prospectus dated February 28, 2024

Effective August 1, 2024, Anand Desai will no longer serve as a portfolio manager of the VegTech™ Plant-based Innovation & Climate ETF (the “Fund”). Effective the same day, Christine Johanson, CFA will begin serving as a portfolio manager of the Fund. Dr. Sasha Goodman, Dustin Lewellyn, CFA, and Ernesto Tong, CFA, will remain as portfolio managers jointly and primarily responsible for the day-to-day management of the Fund together with Christine Johanson.

As of August 1, 2024, the portfolio manager information disclosed in the section titled “Management” on page 8 of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Adviser	VegTechTM LLC (the “Adviser”)
Sub-Adviser	Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”)
Portfolio Managers	Dr. Sasha Goodman, President, Chief Investment Officer and Chief Compliance Officer of the Adviser, has been a portfolio manager of the Fund since its inception in 2021.
Dustin Lewellyn, CFA, Managing Director of Penserra, has been a portfolio manager of the Fund since its inception in 2021.
Ernesto Tong, CFA, Managing Director of Penserra, has been a portfolio manager of the Fund since its inception in 2021.
Christine Johanson, Director of Penserra, has been a portfolio manager of the Fund since August 2024.

As of August 1, 2024, the portfolio manager information disclosed in the section titled “MANAGEMENT — Portfolio Managers” beginning on page 13 is amended and restated as follows:
Portfolio Managers
Dr. Sasha Goodman, Dustin Lewellyn, CFA, Managing Director of the Sub-Adviser, Ernesto Tong, CFA, Managing Director of the Sub-Adviser, and Christine Johanson, CFA, Director of the Sub-Adviser, are the Fund’s portfolio managers (the “Portfolio Managers”) and are jointly responsible for the day to day management of the Fund. The Portfolio Managers are responsible for various functions related to portfolio management, including, but not limited to, identifying companies that meet the Adviser’s strict VegTechTM criteria and to continue to monitor those companies, investing cash inflows, implementing investment strategy, researching and reviewing issuers and potential investment opportunities, and overseeing members of their portfolio management team with more limited responsibilities.

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Dr. Sasha Goodman has been working as a portfolio manager at VegTechTM since 2021. He received his Ph.D. from the Stanford Graduate School of Business and has over 18 years of experience in statistical software development, expertise in the R programming language, and develops portfolio analysis software. In his career, he has also served as a lead quantitative analyst on empirical projects at universities including Stanford, using econometric and time series methods to research company survival and growth rates. Dr. Goodman’s company, New Growth, invests exclusively in plant-based private and public companies. He is widely regarded as a sustainable food systems expert.

Mr. Lewellyn has been a Managing Director with the Sub-Adviser since 2012. He was President and Founder of Golden Gate Investment Consulting LLC from 2011 through 2015. Prior to that, Mr. Lewellyn was a managing director at Charles Schwab Investment Management, Inc. (“CSIM”), which he joined in 2009, and head of portfolio management for Schwab ETFs. Prior to joining CSIM, he worked for two years as director of ETF product management and development at a major financial institution focused on asset and wealth management. Prior to that, he was a portfolio manager for institutional clients at a financial services firm for three years. In addition, he held roles in portfolio accounting and portfolio management at a large asset management firm for more than six years.

Mr. Tong has been a Managing Director with the Sub-Adviser since 2015. Prior to joining Penserra, Mr. Tong spent seven years as a vice president at Blackrock, where he was a portfolio manager for a number of the iShares ETFs, and prior to that, he spent two years in the firm’s index research group.

Ms. Johanson has been a Director with the Sub-Adviser since 2023. Prior to joining Penserra, Christine was a Director on the US Transition Management team at BlackRock from March 2022 – March 2023, where she developed custom solutions for institutional investors seeking to restructure portfolios across multiple asset classes. Christine previously served as the global Head of Fixed Income Transition Management for Russell Investments from March 2018 -February 2022. Christine holds a B.S.B.A. from the University of Missouri and is a CFA Charterholder.

The SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of Shares.

Please retain this Supplement with your Prospectus for future reference.

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VegTechTM Plant-based Innovation & Climate ETF

(EATV)
Listed on NYSE Arca, Inc.

Supplement dated August 1, 2024 to the
Statement of Additional Information (“SAI”) dated February 28, 2024

Effective August 1, 2024, Anand Desai will no longer serve as a portfolio manager of the VegTech™ Plant-based Innovation & Climate ETF (the “Fund”). All references in the SAI to Mr. Desai are hereby removed. Effective the same day, Christine Johanson, CFA will begin serving as a portfolio manager of the Fund. Dr. Sasha Goodman, Dustin Lewellyn, CFA, and Ernesto Tong, CFA, will remain as portfolio managers jointly and primarily responsible for the day-to-day management of the Fund together with Christine Johanson.

Accordingly, as of August 1, 2024, the following disclosure is amended and restated in the section titled “PORTFOLIO MANAGERS” on page 21 of the Fund’s SAI.
The Fund is managed by Dr. Sasha Goodman, Dustin Lewellyn, CFA, Managing Director of the Sub-Adviser, Ernesto Tong, CFA, Managing Director of the Sub-Adviser, and Christine Johanson, CFA, Director of the Sub-Adviser (the “Portfolio Managers”).
Share Ownership
The Fund is required to show the dollar range of each portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year or a more recent date for a new portfolio manager. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.
Shares Owned by the Portfolio Managers. As of June 30, 2024, the portfolio managers beneficially owned shares of the Fund as follows:

Dollar Range of Equity Securities owned in the Funds (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
Portfolio Manager
Dr. Sasha Goodman	$100,001 - $500,000
Dustin Lewellyn, CFA	None
Ernesto Tong, CFA	None
Christine Johanson, CFA	None
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As of August 1, 2024, the following disclosure is added to the section titled “PORTFOLIO MANAGERS” on page 21 of the Fund’s SAI.
Other Accounts
In addition to the Fund, the portfolio managers managed the following other accounts as of June 30, 2024, none of which were subject to a performance-based fee:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in Accounts	Number of Accounts	Total Assets in Accounts	Number of Accounts	Total Assets in Accounts
Christine Johanson	51	$11.439 billion	0	$0	0	$0

As of August 1, 2024, the following disclosure is amended and restated in the section titled “PORTFOLIO MANAGERS” on page 21 of the Fund’s SAI.

Compensation
Dr. Sasha Goodman receives a salary and discretionary bonus and distribution based on the profitability of the Adviser. Mr. Lewellyn’s portfolio management compensation includes a salary and discretionary bonus based on the profitability of Penserra. Mr. Tong receives from Penserra a fixed base salary and discretionary bonus, and he is also eligible to participate in a retirement plan. Mr. Tong’s compensation is based on the performance and profitability of Penserra and his individual performance with respect to following a structured investment process. Ms. Johanson receives from Penserra a fixed base salary and discretionary bonus, and is also eligible to participate in a retirement plan. Ms. Johanson’s compensation is based on the performance and profitability of Penserra and her individual performance with respect to following a structured investment process. No compensation is directly related to the performance of the underlying assets.

Please retain this Supplement with your SAI for future reference.

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